Components Of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 164,125	$ 148,488	$ 161,407
Ending balance	166,962	164,125	148,488
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	7,197	5,000	16,656
OCI before reclassifications	5,600	2,216	(11,280)
Amounts reclassified from AOCI	210	(19)	(376)
Net OCI	5,810	2,197	(11,656)
Ending balance	$ 13,007	$ 7,197	$ 5,000